Employee Benefits and Payroll Accruals	12 Months Ended
Dec. 31, 2023
Employee Benefits and Payroll Accruals [Abstract]
EMPLOYEE BENEFITS AND PAYROLL ACCRUALS

NOTE 6  -  EMPLOYEE BENEFITS AND PAYROLL ACCRUALS

A.	Composition:

	December 31,
	2023	2022
Short-term employee benefits:
Benefits for vacation and recreation pay	142	529
Liability for payroll, bonuses and wages	264	732
	406	1,261

B.	Post-employment benefits

Pursuant to Israel’s Severance Pay Law, 1963, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. All of the Company’s employees elected to be included under Section 14 of the Severance Pay Law, 1963 (“Section 14”). According to Section 14, employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments under the Israeli Severance Pay Law, 1963 in respect of those employees; therefore, related assets and liabilities are not presented in the balance sheet.

the company has paid contributions to pension funds for its employees in amount of 897$ and 1,428$ for the years ended December 31, 2023 and 2022, respectively.

C.	Short-term employee benefits

(1)	Paid vacation days

In accordance with the Yearly Vacation Law-1951 (the “Vacation Law”), the Company’s employees are entitled to a certain number of paid vacation days for each year of employment. In accordance with the Vacation Law and its appendix, and as determined in the agreement between the Company and the employees, the number of vacation days per year to which each employee is entitled is based on the seniority of the employee.

The employee may use vacation days based on his or her needs and with the Company’s consent, and accrue the remainder of unused vacation days, subject to the provision of the Vacation Law. An employee who ceased working before utilizing the balance of vacation days accrued is entitled to payment for the balance of unutilized vacation days.

(2)	Related parties

For information regarding related parties, see Note 16.